Financial Assets And Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 204,701	€ 131,707
Borrowings	2,656	1,920
Total	€ 207,357	€ 133,627
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 25,270	€ 30,205
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 114,624	€ 89,071
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 64,807	€ 12,431
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Borrowings	€ 2,656	€ 1,920
Less than 1 year [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	126,346	89,097
Borrowings	150	171
Total	126,496	89,268
Less than 1 year [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	19,927	13,135
Less than 1 year [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	98,149	75,353
Less than 1 year [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	8,270	609
Less than 1 year [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	150	171
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	47,933	22,131
Borrowings	459	384
Total	48,392	22,515
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	4,914	11,694
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	6,201	4,240
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	36,818	6,197
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	459	384
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	30,422	20,479
Borrowings	2,047	1,365
Total	32,469	21,844
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	429	5,376
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	10,274	9,478
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	19,719	5,625
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 2,047	€ 1,365